Current and long-term debt - Schedule of dividends declared from issuance of the Convertible Notes (Details) - Convertible Senior Notes Due 2022 [Member]				6 Months Ended
	Jun. 02, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate		0.02602000		0.02587630
Dividends per share (in USD per share)	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate		0.02602000		0.02587630